                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-CSR



                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-02819



                         NATIXIS CASH MANAGEMENT TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


               399 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                          COLEEN DOWNS DINNEEN, ESQ.
                          NATIXIS DISTRIBUTORS, L.P.
                              399 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: June 30


Date of reporting period: December 31, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO]
NATIXIS
  FUNDS


SEMIANNUAL REPORT


                                                              December 31, 2007


      Natixis Cash Management Trust - Money Market Series
            Reich & Tang Asset Management
                                    [GRAPHIC]



TABLE OF CONTENTS

Management Discussion and Performance ....................................page 1

Portfolio of Investments .................................................page 5

Financial Statements..................................................... page 7

             NATIXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

PORTFOLIO PROFILE


Objective:
Seeks maximum current income consistent with preservation of capital and liquidity

--------------------------------------------------------------------------------
Strategy:
Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers

--------------------------------------------------------------------------------
Inception Date:
July 10, 1978

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEMXX
                                 Class B NMBXX
                                 Class C NVCXX

--------------------------------------------------------------------------------
Manager:
Robert Rickard,
Reich & Tang Asset Management

--------------------------------------------------------------------------------
What You Should Know:
The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Management Discussion
--------------------------------------------------------------------------------

The subprime mortgage crisis and the ensuing credit crunch unsettled the U.S. economy during the past six months. Investors worldwide became concerned about a possible recession in the United States. In the fall, the Federal Reserve Board responded with a series of interest rate cuts - the first since June 2003
- designed to energize national economic growth.

For the six months ended December 31, 2007, Natixis Cash Management Trust - Money Market Series maintained a constant value of $1.00 per share and provided a total return of 2.36% based on the net asset value of Class A shares and $0.0234 per share in reinvested dividends. The fund's seven-day SEC yield at the end of the period was 4.46%.

FED CUTS RATES TO STABILIZE THE ECONOMY
Through its ability to raise and lower the federal funds rate (the interest rate banks charge each other on overnight loans), the Fed is able to stimulate or dampen the economy. Since the subprime mortgage crisis and resulting credit tightening took hold in late July and early August, the Fed lowered the federal funds rate three times, shaving a full percentage point off this key interest rate. At the start of the fund's fiscal year in July, the federal funds rate was 5.25%. By the end of December it was 4.25%.

The federal funds rate is critical to money market investors because it directly influences yields on money market securities, as well as borrowing costs in other parts of the economy. For example, rates on car loans, mortgages and consumer credit often rise and fall with this rate. In theory, when interest rates are lower, both individuals and institutions are more likely to borrow money to purchase homes and autos or finance corporate growth. By lowering borrowing costs, the Fed hopes lending will pick up again and spending will rise, preventing the economy from sliding into a recession.

AVERAGE MATURITY SHORTENED TO MAINTAIN LIQUIDITY
The first three months of the fund's fiscal period were dominated by fallout from the subprime mortgage meltdown and subsequent credit crunch. As the market and investors reacted to negative news, we shortened the fund's average maturity to maintain liquidity. Over the next three months, as a degree of optimism began to return to the market and credit worries eased somewhat, we began to extend average maturity slightly to lock in higher yields in anticipation of future rate cuts.

At the start of the fund's fiscal year in July, the fund's average maturity was 39 days. As of December 31, 2007, average maturity was 29 days.

MANAGERS FOCUS ON QUALITY AND SAFETY
Commercial paper typically comprises the bulk of the fund's portfolio. This was the case during the six months ended December 31, 2007. These money market securities - issued by companies rather than the U.S. government or its agencies - tend to offer higher yields than other money market instruments, with minimal additional risk, especially on the shorter end of the maturity spectrum.

Given the unsettled investment climate, we took a conservative approach, purchasing commercial paper issued only by large, multi-national banks and leading domestic banks. Although commercial paper from these larger, more established banks offered slightly lower yields than securities issued by lower-rated banking institutions, we were reassured by the safety and quality of the issuers.

Our position in variable-rate demand instruments and floating rate notes dropped slightly during the period, from 28.6% of the portfolio at the start of your fund's fiscal year in July, to 24.6% at the end of December. Yields on variable- and floating-rate securities rise and fall with day-to-day fluctuations in interest rates caused by market sentiment. If short-term rates decline, so too does the yield on these securities. As issues matured, we directed assets to other types of money market securities in an effort to lock in higher yields.

             NATIXIS CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

--------------------------------------------------------------------------------


We also added to the fund's position in federal government and agency securities as a defensive measure at the height of the subprime mortgage crisis because of the extra measure of price stability they offer. The Fed's subsequent easing succeeded in reassuring investors and we refocused our efforts on commercial paper from larger, top-rated banking institutions to pick up additional yield. The fund's position in government and agency securities rose to a high of about 15% of assets during the period, but by the end of December only 4.2% remained in these defensive instruments.

FACING HEADWINDS, FUND WILL PURSUE A STEADY COURSE
We believe that 2008 will be a difficult year in general, with further fallout from the subprime mortgage debacle and lingering credit concerns. As 2007 drew to a close, the Fed appeared to be standing on the sidelines, but shortly after the new year began they lowered the federal funds rate twice in January, for a cut of 1.25% within eight days. These aggressive moves indicated the depth of the central bank's concern that turmoil in the financial markets and a weak housing market could cause the U.S. economy to spiral downward.

In the second half of the fund's fiscal year we will pursue the same flexible strategy that has been in place over the first half. We will continue to actively manage the portfolio, keeping the fund's average maturity relatively short to maintain liquidity, and extending where possible to pick up additional yield. In addition, we will focus on larger, more established issuers of commercial paper to capture yield without sacrificing safety.

Annualized Seven-Day Yield -- December 31, 2007

Class A, B & C 4.46%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the fund's current earnings more closely than total return.

Average Annual Total Returns/1 /-- December 31, 2007/2/


                            6 MONTHS 1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION
CLASS A (Inception 7/10/78)
Net Asset Value               2.36%   4.79%  2.48%    3.21%         --

CLASS B (Inception 9/13/93)
Net Asset Value               2.36    4.79   2.48     3.21          --

CLASS C (Inception 3/1/98)
Net Asset Value               2.36    4.79   2.48       --        3.18%
----------------------------------------------------------------------------

/1/These returns include reinvestment of distributions, represent past performance and do not predict future results. Periods of less than one year are not annualized.
/2/Fund performance has been increased by expense reductions and reimbursements, if any, without which performance would have been lower. Expense Ratios


  Expense Ratios as Stated in the Most Recent Prospectus

Share Class Gross Expense Ratio* Net Expense Ratio**
----------------------------------------------------
     A             0.71%                0.65%
----------------------------------------------------
     B              0.71                 0.65
----------------------------------------------------
     C              0.71                 0.65
----------------------------------------------------

 * Before reductions and reimbursements.
 **After reductions and reimbursements. Expense reductions are contractual and are set to expire 8/31/08.

                            ADDITIONAL INFORMATION

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund's website at www.funds.natixis.com; and on the Securities and Exchange Commission's (SEC's) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the fund's website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs and ongoing costs, including management fees and other fund expenses. In addition, the fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the fund's prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from July 1, 2007 through December 31, 2007. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table for each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS CASH MANAGEMENT TRUST -          BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
MONEY MARKET SERIES                             7/1/2007              12/31/2007         7/1/2007 - 12/31/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,023.60                  $3.31
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.87                  $3.30
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,023.60                  $3.31
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.87                  $3.30
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,023.60                  $3.31
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,021.87                  $3.30

*Expenses are equal to the Fund's annualized expense ratio (after advisory reduction/reimbursement) of 0.65% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

            NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES --
                           PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)


  Principal
   Amount     Description                                                       Value (+)
--------------------------------------------------------------------------------------------
Commercial Paper -- 42.3% of Net Assets
              Banking -- 22.0%
$   5,000,000 HSH Nordbank AG,
              5.100%, 1/15/2008                                              $     4,990,083
   10,000,000 Societe Generale North America,
              5.080%, 1/22/2008                                                    9,970,367
   10,000,000 ICICI Bank Ltd., (Credit Support: Fortis Bank),
              5.120%, 2/01/2008                                                    9,955,911
   10,000,000 Bank of Ireland,
              4.800%, 2/04/2008                                                    9,954,667
    7,000,000 Commonwealth Bank of Australia,
              4.935%, 2/21/2008                                                    6,951,061
   10,000,000 Anglo Irish Bank,
              4.920%, 4/28/2008(b)                                                 9,838,733
                                                                             ---------------
                                                                                  51,660,822
                                                                             ---------------
              Education -- 4.7%
   11,000,000 John Hopkins University, Series C,
              4.750%, 1/14/2008                                                   11,000,000
                                                                             ---------------
              Financial -- 8.4%
   10,000,000 Dexia Delaware LLC,
              4.850%, 2/15/2008                                                    9,939,375
   10,000,000 UBS Finance,
              4.925%, 4/04/2008                                                    9,871,403
                                                                             ---------------
                                                                                  19,810,778
                                                                             ---------------
              Health Care -- Services -- 4.7%
   11,000,000 Dean Health Systms, Inc., (Credit Support: Marshall & Ilsley),
              4.650%, 1/10/2008                                                   10,987,213
                                                                             ---------------
              Distribution/Wholesale -- 2.5%
    6,000,000 Louis Dreyfus Corp., (Credit Support: Caylon),
              5.200%, 1/08/2008                                                    5,993,933
                                                                             ---------------
              Total Commercial Paper (Identified Cost $99,452,746)                99,452,746
                                                                             ---------------
Certificates of Deposit -- 31.1%
   10,000,000 Unicredito Italiano,
              5.750%, 1/07/2008                                                   10,000,000
    8,000,000 Lloyds Bank PLC,
              5.050%, 1/15/2008                                                    8,000,866
   10,000,000 Skandinaviska Enskilda Banken,
              5.170%, 1/18/2008                                                    9,999,965
   10,000,000 Royal Bank Of Scotland,
              4.800%, 1/29/2008                                                    9,997,960
   10,000,000 Barclays Bank PLC,
              5.200%, 3/03/2008                                                   10,000,000
   10,000,000 HBOS Treasury Services PLC,
              5.480%, 3/07/2008                                                   10,000,000
    5,000,000 HSH Nordbank AG,
              5.173%, 3/13/2008(d)                                                 4,999,903
   10,000,000 Bank of Montreal,
              4.400%, 6/17/2008(d)                                                10,000,000
                                                                             ---------------
              Total Certificates of Deposit (Identified Cost $72,998,694)         72,998,694
                                                                             ---------------

  Principal
   Amount     Description                                                         Value (+)
-----------------------------------------------------------------------------------------------
Medium Term Notes -- 2.1%
              Broker/Dealer -- 2.1%
$   5,000,000 Merrill Lynch & Co., Inc.,
              5.316%, 1/04/2009(c)(d)                                          $     5,001,249
                                                                               ---------------
              Total Medium Term Notes (Identified Cost $5,001,249)                   5,001,249
                                                                               ---------------
Variable Rate Demand Notes -- 16.0%
              Financial -- 1.3%
    3,130,000 MOB Management One LLC, (Credit Support: Columbus Bank & Trust),
              5.390%, 12/01/2031(e)                                                  3,130,000
                                                                               ---------------
              Municipal -- 10.4%
    9,350,000 Chicago, IL, Series B, (Credit Support: FGIC),
              4.860%, 1/01/2019(e)                                                   9,350,000
   10,000,000 Colorado, Southern Ute Indian Tribe Reservation,
              5.030%, 1/01/2027(e)                                                  10,000,000
    5,000,000 Connecticut State Housing Finance Authority,
              (Credit Support: AMBAC Indemnity),
              5.090%, 5/15/2033(e)                                                   5,000,000
                                                                               ---------------
                                                                                    24,350,000
                                                                               ---------------
              Real Estate -- 4.1%
      705,000 Shayeson-Huff Properties LLC, (Credit Support: US Bank),
              5.190%, 11/01/2016(e)                                                    705,000
    1,750,000 Jobs Co. LLC (The), (Credit Support: First Commercial),
              4.950%, 2/01/2022(e)                                                   1,750,000
      641,000 Pine Tree Country Club, (Credit Support: Amsouth Bank),
              4.930%, 8/01/2023(e)                                                     641,000
    4,080,000 Storage World, LLC, (Credit Support: Regions Bank),
              5.000%, 12/01/2024(e)                                                  4,080,000
    2,420,000 J&M, LLC, (Credit Support: First Commercial),
              5.050%, 10/01/2026(e)                                                  2,420,000
                                                                               ---------------
                                                                                     9,596,000
                                                                               ---------------
              Special Purpose -- 0.2%
      395,000 Tanner & Guin LLC, (Credit Support: Amsouth Bank),
              5.010%, 9/01/2029(e)                                                     395,000
                                                                               ---------------
              Total Variable Rate Demand Notes (Identified Cost $37,471,000)        37,471,000
                                                                               ---------------
Time Deposit -- 4.5%
   10,600,000 National Bank of Canada,
              4.400%, 1/02/2008                                                     10,600,000
                                                                               ---------------
              Total Time Deposits (Identified Cost $10,600,000)                     10,600,000
                                                                               ---------------
Government Agencies -- 4.2%
   10,000,000 Federal Home Loan Mortgage Corp.,
              4.755%, 2/11/2008                                                      9,945,846
                                                                               ---------------
              Total Government Agencies (Identified Cost $9,945,846)                 9,945,846
                                                                               ---------------
              Total Investments -- 100.2%
              (Identified Cost $235,469,535)(a)                                    235,469,535
              Other assets less liabilities -- (0.2)%                                 (470,020)
                                                                               ---------------
              Net Assets -- 100%                                               $   234,999,515
                                                                               ===============

                See accompanying notes to financial statements.

            NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES --
                     PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

  (+) See Note 2 to Financial Statements.
  (a) The aggregate cost for federal income tax purposes was $235,469,535.
  (b) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule
      144A under the Securities Act of 1933. At December 31, 2007, this security amounted to
      $9,838,733 which represents 4.2% of net assets.
  (c) Illiquid security. At December 31, 2007, the value of this security amounted to $5,001,249 or
      2.1% of net assets.
  (d) Floating rate note. Rate shown is as of December 31, 2007.
  (e) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions.
      Maturity dates shown represent the ultimate maturity of the note.
AMBAC American Municipal Bond Assurance Corp.
 FGIC Financial Guarantee Insurance Company

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

                         Certificates of Deposit 31.1%
                         Banking                 22.0
                         Municipal               10.4
                         Financial                9.7
                         Education                4.7
                         Health Care -- Services  4.7
                         Time Deposit             4.5
                         Government Agencies      4.2
                         Real Estate              4.1
                         Distribution/Wholesale   2.5
                         Broker/Dealer            2.1
                         Special Purpose          0.2

                See accompanying notes to financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007 (Unaudited)

                                                       Natixis Cash
                                                     Management Trust
                                                   --------------------
         ASSETS
          Investments, at amortized cost           $        235,469,535
          Cash                                                   73,642
          Receivable for Fund shares sold                       336,530
          Interest receivable                                 1,242,990
                                                   --------------------
            TOTAL ASSETS                                    237,122,697
                                                   --------------------
         LIABILITIES
          Payable for Fund shares redeemed                    1,475,073
          Dividends payable                                      25,645
          Management fees payable (Note 4)                       61,584
          Deferred Trustees' fees (Note 4)                      319,926
          Administrative fees payable (Note 4)                   22,452
          Other accounts payable and accrued
            expenses                                            218,502
                                                   --------------------
            TOTAL LIABILITIES                                 2,123,182
                                                   --------------------
         NET ASSETS                                $        234,999,515
                                                   ====================
         NET ASSETS CONSIST OF:
          Paid-in capital                          $        234,969,714
          Undistributed net investment income                    29,557
          Accumulated net realized gain on
            investments                                             244
                                                   --------------------
         NET ASSETS                                $        234,999,515
                                                   ====================
         COMPUTATION OF NET ASSET VALUE AND
          OFFERING PRICE:
          Class A shares: (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge) (Note 1)
            Net assets                             $        216,368,925
                                                   ====================
            Shares of beneficial interest                   216,337,865
                                                   ====================
            Net asset value and offering price
             per share                             $               1.00
                                                   ====================
          Class B shares: (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge) (Note 1)
            Net assets                             $         15,892,311
                                                   ====================
            Shares of beneficial interest                    15,894,088
                                                   ====================
            Net asset value and offering price
             per share                             $               1.00
                                                   ====================
          Class C shares: (redemption price per
            share is equal to net asset value
            less any applicable contingent
            deferred sales charge) (Note 1)
            Net assets                             $          2,738,279
                                                   ====================
            Shares of beneficial interest                     2,737,976
                                                   ====================
            Net asset value and offering price
             per share                             $               1.00
                                                   ====================

                See accompanying notes to financial statements.

                            STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2007 (Unaudited)

                                                                   Natixis Cash
                                                                 Management Trust
                                                              ---------------------
                                                              ---------------------
NET INVESTMENT INCOME
  Interest                                                    $           6,543,354
                                                              ---------------------
  Expenses
   Management fees (Note 4)                                                 431,574
   Trustees' fees and expenses (Note 4)                                      11,105
   Administrative fees (Note 4)                                              67,439
   Custodian fees and expenses                                               19,280
   Transfer agent fees and expenses - Class A (Note 4)                      239,835
   Transfer agent fees and expenses - Class B (Note 4)                       17,950
   Transfer agent fees and expenses - Class C (Note 4)                        2,637
   Audit fees                                                                15,681
   Legal fees                                                                 4,807
   Shareholder reporting expenses                                            29,152
   Registration fees                                                         31,477
   Miscellaneous expenses                                                    10,128
                                                              ---------------------
  Total expenses                                                            881,065
   Less expense offset(a)                                                   (22,074)
   Less fee reduction and/or expense reimbursement (Note 4)                 (50,176)
                                                              ---------------------
  Net expenses                                                              808,815
                                                              ---------------------
  Net investment income                                                   5,734,539
                                                              ---------------------
REALIZED GAIN ON INVESTMENTS                                                    244
                                                              ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $           5,734,783
                                                              =====================

(a)Represents minimum balance fees deducted from shareholder accounts and retained by the Fund, as described in the Fund's prospectus.


                See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                  Natixis Cash Management Trust
                                          --------------------------------------------
                                            Six Months Ended
                                            December 31, 2007         Year Ended
                                               (unaudited)           June 30, 2007
                                          ---------------------  ---------------------
FROM OPERATIONS:
 Net investment income                    $           5,734,539  $          11,971,210
 Net realized gain on investments                           244                    372
                                          ---------------------  ---------------------
 Net increase in net assets resulting
   from operations                                    5,734,783             11,971,582
                                          ---------------------  ---------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income
   Class A                                           (5,281,046)           (11,014,765)
   Class B                                             (395,236)              (865,824)
   Class C                                              (58,262)               (90,629)
                                          ---------------------  ---------------------
 Total distributions                                 (5,734,544)           (11,971,218)
                                          ---------------------  ---------------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE
 5):
 Proceeds from sale of shares                       198,701,544            397,344,436
 Net asset value of shares issued in
   connection with the reinvestment of
   distributions                                      5,579,531             11,707,712
 Cost of shares redeemed                           (209,464,118)          (424,686,319)
                                          ---------------------  ---------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
 SHARE TRANSACTIONS                                  (5,183,043)           (15,634,171)
                                          ---------------------  ---------------------
 Net decrease in net assets                          (5,182,804)           (15,633,807)
                                          ---------------------  ---------------------
NET ASSETS
 Beginning of the period                            240,182,319            255,816,126
                                          ---------------------  ---------------------
 End of the period                        $         234,999,515  $         240,182,319
                                          =====================  =====================
UNDISTRIBUTED NET INVESTMENT INCOME       $              29,557  $              29,562
                                          =====================  =====================

                See accompanying notes to financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year.

                              Income from investment operations:    Less distributions:
                              ---------------------------------- ------------------------
                   Net asset                                     Dividends
                    value,       Net            Total from        from net
                   beginning  investment        investment       investment        Total
                    of year     income          operations         income      distributions
                   ---------- ----------        ----------       ----------    -------------
    Class A, B, C
    12/31/2007(a)  $     1.00 $   0.0234        $   0.0234       $  (0.0234)    $  (0.0234)
    6/30/2007            1.00     0.0469            0.0469          (0.0469)       (0.0469)
    6/30/2006            1.00     0.0351            0.0351          (0.0351)       (0.0351)
    6/30/2005            1.00     0.0126            0.0126          (0.0126)       (0.0126)
    6/30/2004            1.00     0.0022            0.0022          (0.0022)       (0.0022)
    6/30/2003            1.00     0.0076            0.0076          (0.0076)       (0.0076)


(a)For the six months ended December 31, 2007 (unaudited)
(b)Computed on an annualized basis for period less than one year.
(c)Had certain expenses not been reduced during the period, if applicable, total return would have been lower. Periods of less than one year, if applicable, are not annualized.

                See accompanying notes to financial statements.

                                                Ratios to average net assets:
                                              ----------------------------------
                                Net assets,                              Net
     Net asset                    end of       Gross         Net      investment
     value, end    Total return    year       expenses    expenses      income
      of year        (%) (c)      (000's)     (%) (b)   (%) (b)(d)(e)  (%) (b)
     ----------    ------------ -----------   --------- ------------- ----------
     $     1.00           2.4   $  235,000         0.71        0.65        4.63
           1.00           4.8      240,182         0.71        0.67        4.69
           1.00           3.6      255,816         0.82         N/A        3.45
           1.00           1.3      318,697         1.02         N/A        1.24
           1.00           0.2      368,546         0.94         N/A        0.21
           1.00           0.8      458,957         0.88         N/A        0.77


(d)Represents expenses net of minimum balance fees deducted from shareholder accounts and retained by the Fund, as described in the Fund's prospectus.
(e)The investment adviser has agreed to reimburse a portion of the Fund's expenses and/or reduce its management fee during the period. Without this reimbursement/fee reduction, if applicable, expenses would have been higher.

                         NOTES TO FINANCIAL STATEMENTS

December 31, 2007 (Unaudited)


1. Organization. Natixis Cash Management Trust - Money Market Series (the "Fund") is the only series of Natixis Cash Management Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust, without par value.

The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund offers Class A and Class C shares. On June 1, 2007, the Board of Trustees of the Trust approved the termination of offering Class B shares. Effective July 31, 2007 no new accounts may be opened in Class B shares. Effective October 12, 2007, no additional investments may be made in Class B shares. Existing Class B shares may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus. The classes of the Fund enable shareholders of another Natixis Fund or Loomis Sayles Fund to invest in the Fund through an exchange of shares. The classes of the Fund are identical except for different exchange privileges.

Shares of the Fund are sold without a front-end sales charge. Shares acquired by exchange of shares from another Natixis Fund or Loomis Sayles Fund may be subject to a contingent deferred sales charge if the shares exchanged were subject to a contingent deferred sales charge. For exchanges into the Fund, the holding period for determining the contingent deferred sales charge for Class B and Class C shares will stop and resume only when an exchange into an applicable Fund occurs.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of Management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

b. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Management has performed an analysis of the Fund's tax positions taken on federal and state tax returns that remain subject to examinations (tax years June 30, 2004 - 2007) and has concluded that no provisions for income tax are required. Fund Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund.

e. Dividends and Distributions to Shareholders. Dividends and distributions, if any, are declared daily to shareholders of record at the time and are paid monthly. Net capital gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

During the year ended June 30, 2007 distributions of $11,971,218 were paid to shareholders from ordinary income on a tax basis.

f. Other. The Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are generally within the two highest rating categories of a nationally recognized rating agency. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of non-U.S. banks, non-U.S. branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

g. Indemnifications. Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's

December 31, 2007 (Unaudited)

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h. New Accounting Pronouncement. In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund's financial statements.

3. Investment Transactions. For the six months ended December 31, 2007, purchases and proceeds from sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $2,563,033,977 and $2,570,505,796 respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Natixis Asset Management Advisors, L.P. ("Natixis Advisors") serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund's average daily net assets:

                    Percentage of Average Daily Net Assets
  ---------------------------------------------------------------------------
     First         Next         Next         Next         Next        Over
  $250 million $250 million $500 million $500 million $500 million $2 billion
  ------------ ------------ ------------ ------------ ------------ ----------
     0.35%        0.33%        0.31%        0.26%        0.25%       0.20%

Natixis Advisors has entered into a subadvisory agreement on behalf of the Fund with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to Natixis Advisors are reduced in the amount of payments to Reich & Tang. Natixis Advisors and Reich & Tang are wholly-owned subsidiaries of Natixis Global Asset Management, L.P. ("Natixis US"), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Certain officers and directors of Natixis Advisors are also officers or Trustees of the Fund.

Effective September 1, 2007, Natixis Advisors has given a binding undertaking to the Fund to reduce its management fees and/or reimburse certain expenses associated with the Fund to limit its operating expenses. This undertaking is in effect until August 31, 2008 and will be reevaluated on an annual basis. The expense limits as a percentage of average daily net assets under the expense limitation agreements are 0.65% for Class A, Class B and Class C shares of the Fund.

For the six months ended December 31, 2007, the management fees and reductions of management fees for the Fund were as follows:

                                                    Percentage of Average
                   Gross    Reduction of    Net     Daily Net Assets
                 Management  Management  Management ---------------------
                    Fee         Fee         Fee     Gross       Net
                 ---------- ------------ ---------- -----        -----
                  $431,574    $48,658     $382,916  0.35%      0.31%

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through a reduction of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class' expense limits, provided, however, that a class is not obligated to pay such deferred fees/expenses more than one year after the end of the fiscal year in which the fee/expense was deferred. The amounts subject to possible reimbursement under the expense limitation agreements at December 31, 2007 were as follows:

                        Expenses Subject to Possible Reimbursement until
                                 June 30, 2009
                        ------------------------------------------------
                        Class A      Class B     Class C      Total
                        -------      -------     -------      -----
                        $44,766      $3,367       $525       $48,658

b. Administrative Expense. Natixis Advisors provides certain administrative services to the Fund and subcontracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator.

Pursuant to an agreement among the Trust, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV ("Natixis Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and Natixis Advisors (the "Administrative Service Agreement"), each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of the next $20 billion and 0.045% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

Effective September 17, 2007, pursuant to an amendment to the Administrative Service Agreement, the Hansberger International Series was added to the Agreement and pays Natixis Advisors monthly its pro rata fees equal to its prorated portion of the above mentioned fees.

December 31, 2007 (Unaudited)


New funds are subject to an annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple subadvisors in their first calendar year of operations.

Prior to July 1, 2007, each Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million.

Effective October 1, 2007, State Street Bank reduced the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2007, Natixis Advisors has given a binding contractual undertaking to the Funds to waive the administrative fees paid by the Fund in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2008.

For the six months ended December 31, 2007, the Fund paid the following for administrative fees to Natixis Advisors:

                      Gross        Waiver of         Net
                  Administrative Administrative Administrative
                       Fees           Fees           Fees
                  -------------- -------------- --------------
                     $67,439         $1,518        $65,921

c. Distribution Agreement. Natixis Distributors, L.P. ("Natixis Distributors"), a wholly-owned subsidiary of Natixis US, is the Fund's distributor pursuant to a distribution agreement, although it receives no compensation from the Fund for such services.

d. Sub-Transfer Agent Fees and Expenses. Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund's transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediary (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customer's shares been registered directly with the transfer agent instead of held through the intermediary. Natixis Distributors pay the remainder of the fees. Listed below are the fees incurred by the Fund which are included in the transfer agent fees and expenses in the Statement of Operations.

                            Sub-Transfer Agent Expense
                            --------------------------
                            Class A  Class B  Class C
                            -------  -------  -------
                            $2,629    $201      $31

e. Trustees Fees and Expenses. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series (effective September 12, 2007) based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Effective January 1, 2008, each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $65,000. Each Independent Trustee also receives a meeting attendance fee of $7,500 for each meeting of the Board of Trustees that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. In addition, each Contract Review and Governance Committee member receives $5,000 for each committee meeting that he or she attends in person and $2,500 for each committee meeting that he or she attends telephonically. Each Audit Committee member receives $6,250 for each committee meeting that he or she attends in person and $3,125 for each committee meeting that he or she attends telephonically. The retainer fees paid to the Chairperson and the Committee Chairmen remain unchanged.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the Natixis Funds Trusts, the Loomis Sayles Funds Trusts and Hansberger International Series on the normal payment date. Deferred amounts remain in the funds until distributed in accordance with the Plan.

December 31, 2007 (Unaudited)


5. Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                                  Six Months Ended        Year Ended
                                                                 December 31, 2007      June 30, 2007
                                                                 -----------------    -----------------
Class A
   Issued from the sale of shares                                      193,998,149          390,333,502
   Issued in connection with the reinvestment of distributions           5,150,237           10,797,329
                                                                 -----------------    -----------------
                                                                       199,148,386          401,130,831
   Redeemed                                                           (203,922,538)        (413,258,211)
                                                                 -----------------    -----------------
   Net change                                                           (4,774,152)         (12,127,380)
                                                                 -----------------    -----------------
Class B
   Issued from the sale of shares                                        2,994,477            5,506,206
   Issued in connection with the reinvestment of distributions             376,976              824,826
                                                                 -----------------    -----------------
                                                                         3,371,453            6,331,032
   Redeemed                                                             (4,606,083)          (9,629,351)
                                                                 -----------------    -----------------
   Net change                                                           (1,234,630)          (3,298,319)
                                                                 -----------------    -----------------
Class C
   Issued from the sale of shares                                        1,708,918            1,504,728
   Issued in connection with the reinvestment of distributions              52,318               85,557
                                                                 -----------------    -----------------
                                                                         1,761,236            1,590,285
   Redeemed                                                               (935,497)          (1,798,757)
                                                                 -----------------    -----------------
   Net change                                                              825,739             (208,472)
                                                                 -----------------    -----------------
   Increase (decrease) from capital share transactions                  (5,183,043)         (15,634,171)
                                                                 =================    =================

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the Report to Shareholders filed as Item 1 herewith.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 (a)(1) Not applicable.

 (a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-(2)], filed herewith as exhibits (a)(2)(1) and
        (a)(2)(2).

 (a)(3) Not applicable.

 (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Natixis Cash Management Trust

                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                           By:    /s/ John T. Hailer
                                                  ------------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 21, 2008


                                           By:    /s/ Michael C. Kardok
                                                  ------------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  February 21, 2008